Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.26329%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,067,680.47

Principal:
Principal Collections	$15,891,479.05
Prepayments in Full	$7,861,217.18
Liquidation Proceeds	$158,996.21
Recoveries	$206,525.19
Sub Total	$24,118,217.63
Collections	$25,185,898.10

Purchase Amounts:
Purchase Amounts Related to Principal	$303,334.28
Purchase Amounts Related to Interest	$1,200.23
Sub Total	$304,534.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,490,432.61

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,490,432.61
Servicing Fee	$348,241.66	$348,241.66	$0.00	$0.00	$25,142,190.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,142,190.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,142,190.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,142,190.95
Interest - Class A-3 Notes	$252,896.58	$252,896.58	$0.00	$0.00	$24,889,294.37
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$24,509,840.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,509,840.62
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$24,386,674.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,386,674.95
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$24,298,329.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,298,329.12
Regular Principal Payment	$21,771,763.86	$21,771,763.86	$0.00	$0.00	$2,526,565.26
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,526,565.26
Residual Released to Depositor	$0.00	$2,526,565.26	$0.00	$0.00	$0.00
Total		$25,490,432.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,771,763.86
Total					$21,771,763.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,771,763.86	$44.31	$252,896.58	$0.51	$22,024,660.44	$44.82
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$21,771,763.86	$13.34	$843,861.83	$0.52	$22,615,625.69	$13.86

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$109,163,990.24	0.2221715	$87,392,226.38	0.1778615
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$350,493,990.24	0.2148095	$328,722,226.38	0.2014661

Pool Information
Weighted Average APR	2.998%	2.998%
Weighted Average Remaining Term	29.17	28.33
Number of Receivables Outstanding	28,558	27,727
Pool Balance	$417,889,990.51	$393,595,703.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$385,316,309.01	$363,180,130.85
Pool Factor	0.2338894	0.2202921

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$30,415,572.97
Targeted Overcollateralization Amount	$64,873,477.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,873,477.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$79,259.97
(Recoveries)		107	$206,525.19
Net Loss for Current Collection Period			$(127,265.22)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.3655%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0255%
Second Prior Collection Period			-0.0053%
Prior Collection Period			0.3504%
Current Collection Period			-0.3764%
Four Month Average (Current and Prior Three Collection Periods)			-0.0014%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,900	$13,165,447.95
(Cumulative Recoveries)			$3,112,649.79
Cumulative Net Loss for All Collection Periods			$10,052,798.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5626%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,539.81
Average Net Loss for Receivables that have experienced a Realized Loss			$3,466.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	273	$5,022,625.67
61-90 Days Delinquent	0.23%	45	$888,747.16
91-120 Days Delinquent	0.04%	7	$174,601.04
Over 120 Days Delinquent	0.08%	18	$310,847.13
Total Delinquent Receivables	1.63%	343	$6,396,821.00

Repossession Inventory:
Repossessed in the Current Collection Period		14	$369,141.60
Total Repossessed Inventory		17	$415,432.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1696%
Prior Collection Period			0.1646%
Current Collection Period			0.2525%
Three Month Average			0.1955%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3491%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	35

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	90	$1,702,053.02
2 Months Extended	117	$2,442,775.64
3+ Months Extended	19	$368,991.58

Total Receivables Extended	226	$4,513,820.24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer